CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748